Summary of Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	30 years
Machinery | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	3 years
Machinery | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	10 years
Electronic Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	3 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the lease term or expected useful lives
Furniture and Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	3 years
Furniture and Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	10 years
Motor Vehicles
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	3 years
Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	2 years
Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment Estimated useful lives	10 years